JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund

JPMorgan U.S. Applied Data Science Value Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMorgan U.S. Value Fund

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMORGAN TRUST IV

J.P. Morgan U.S. Equity Funds

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

(Class C Shares)

(each a “Fund” and together, the “Funds”)

Supplement dated July 12, 2023

to the current Prospectus, as supplemented

As previously supplemented on November 22, 2022 and February 17, 2023, effective January 31, 2023, the last paragraph in the “Exchange Privileges” section of “Investing with J.P. Morgan Funds — Exchanging Fund Shares” in each prospectus will be deleted and replaced with the following:

Class C Shares of a Fund may be exchanged for:

•

Class C Shares of another J.P. Morgan Fund (except for JPMorgan Prime Money Market Fund). Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, and the current holding period for your exchanged Class C Shares is carried over to your new shares.

•

Class I, Class L or Class R6 Shares, if available, of the same Fund, provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

•

Reserve Shares of a J.P. Morgan money market fund (except for the JPMorgan Prime Money Market Fund). Reserve Shares are not subject to an initial sales charge or CDSC. If you exchange Class C Shares that are subject to a CDSC to Reserve Shares, you will not pay a CDSC at the time of the exchange. However, your new Reserve Class Shares will be subject to the CDSC of the Fund from which you exchanged, and the current holding period for your exchanged Class C Shares will be carried over to your new Reserve Shares. Reserve Shares investment minimums may be waived for Class C shareholders that convert or exchange their Class C Shares into Reserve Shares of a J.P. Morgan money market fund (except for the JPMorgan Prime Money Market Fund).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-MF-C-EXCHANGE-1122-3